Interest in Entities - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 256.8	$ 107.1
Comprehensive income	$ (87.0)	$ (129.7)	$ (653.7)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal	Portugal
Embraer Group interest	65.00%	65.00%
Non-controlling interest (percentage)	35.00%	35.00%
Non-controlling interest	$ 43.5	$ 54.0
Comprehensive income	$ (19.5)	$ (4.2)
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Embraer Group interest	51.00%	51.00%
Non-controlling interest (percentage)	49.00%	49.00%
Non-controlling interest	$ 14.4	$ 15.8
Comprehensive income	$ (2.5)	$ (2.4)
Embraer CAE Training Services [Member]
Disclosure of subsidiaries [line items]
Country	United States of America	United States of America
Embraer Group interest	51.00%	51.00%
Non-controlling interest (percentage)	49.00%	49.00%
Non-controlling interest	$ 33.1	$ 27.3
Comprehensive income	$ 11.8	$ 8.9
Tempest Servicos de Informatica SA [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Embraer Group interest	61.00%	61.00%
Non-controlling interest (percentage)	39.00%	39.00%
Non-controlling interest	$ 10.0	$ 10.0
Comprehensive income	$ 0.7	$ (1.1)
Eve Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Country	United States of America
Embraer Group interest	89.70%
Non-controlling interest (percentage)	10.30%
Non-controlling interest	$ 20.1
Comprehensive income	$ (308.5)
Eve Holdings Inc Listing Expenses [Member]
Disclosure of subsidiaries [line items]
Country	United States of America
Embraer Group interest	0.00%
Non-controlling interest (percentage)	100.00%
Non-controlling interest	$ 135.7
Comprehensive income	$ 0.0